Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Assets
Cash and due from banks	$ 33,041	$ 30,209
Interest-bearing deposits with banks	26,718	36,471
Securities
Trading	138,916	128,258
Investment, net of applicable allowance (Note 4)	102,075	94,608
Securities	240,991	222,866
Assets purchased under reverse repurchase agreements and securities borrowed	309,520	294,602
Loans (Note 5)
Retail	407,222	399,452
Wholesale	198,263	180,278
Loans	605,485	579,730
Allowance for loan losses (Note 5)	(3,093)	(2,912)
Loans, net	602,392	576,818
Segregated fund net assets	1,561	1,368
Other
Customers' liability under acceptances	16,073	15,641
Derivatives	84,812	94,039
Premises and equipment	3,014	2,832
Goodwill	11,289	11,137
Other intangibles	4,758	4,687
Other assets	44,707	44,064
Total other assets	164,653	172,400
Total assets	1,378,876	1,334,734
Deposits (Note 6)
Personal	286,495	270,154
Business and government	544,667	534,371
Bank	32,939	32,521
Total deposits	864,101	837,046
Segregated fund net liabilities	1,561	1,368
Other
Acceptances	16,099	15,662
Obligations related to securities sold short	34,049	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	223,980	206,814
Derivatives	82,168	90,238
Insurance claims and policy benefit liabilities	11,006	10,000
Other liabilities	54,606	52,273
Total other liabilities	421,908	407,234
Subordinated debentures	9,360	9,131
Total liabilities	1,296,930	1,254,779
Equity attributable to shareholders
Retained earnings	53,640	51,112
Other components of equity	4,965	4,823
Total equity attributable to shareholders	81,845	79,861
Non-controlling interests	101	94
Total equity	81,946	79,955
Total liabilities and equity	1,378,876	1,334,734
Preferred shares [member]
Equity attributable to shareholders
Issued capital	5,706	6,309
Common shares [member]
Equity attributable to shareholders
Issued capital	$ 17,534	$ 17,617